Income Taxes - Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	¥ (264,356)	¥ (113,392)	¥ (165,364)
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(36,309)	(2,284)	(8,335)
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(95,600)	(75,290)	(26,423)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	34,336	(16,389)	(41,544)
Retirement benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(16,131)	3,308	(1,840)
Operating leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	186,390	(46,698)	(93,321)
Undistributed earnings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(7,146)	(537)	8,355
Carryforward of unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(242,704)	59,300	17,652
Carryforward of unused tax credit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	(24,419)	6,400	4,238
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets and deferred tax liabilities recognized as income tax expense	¥ (62,773)	¥ (41,202)	¥ (24,146)